Basis of Presentation - Reconciliation of lease commitments (Detail) - CAD ($) $ in Millions	Nov. 01, 2019	Oct. 31, 2020	[1]
Disclosure of reconcilation of lease commitements [Line Items]
Operating lease commitments at October 31, 2019 as disclosed in our consolidated financial statements	$ 3,800
Discounted using the incremental borrowing rate at November 1, 2019	(310)
Finance lease liabilities recognized as at October 31, 2019	41
Exemption for low-value asset leases	(13)
Extension and termination options reasonably certain to be exercised	37
Executory costs not included in the lease liability	(166)
Leases signed but not yet started	(1,222)
Lease liabilities recognized at November 1, 2019	$ 2,167	$ 2,409

[1]	Effective November 1, 2019, we adopted IFRS 16 Leases, recognizing the cumulative effect of adoption in opening retained earnings with no changes to prior periods (Note 1).